LIABILITIES AND DEBT - Convertible Debt (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) item $ / shares	Sep. 30, 2022 USD ($)
Convertible Debt 2020 Regulation CF Offering
Debt Instrument
Outstanding principal and accrued interest upon closing of IPO		$ 16,942
Conversion of shares | shares		3,197
Convertible Debt 2020 Regulation CF Offering | Promissory note
Debt Instrument
Issuance costs		$ 69,627
Amortization of debt issuance costs	$ 27,894
Convertible Debt 2020 Regulation D Offering
Debt Instrument
Outstanding principal and accrued interest upon closing of IPO	100,000	$ 185,000		$ 100,000
Amortization of debt issuance costs	100,000
Default interest expense	$ 132,609
Convertible Debt 2020 Regulation D Offering | Promissory note
Debt Instrument
Debt instrument term	9 months
Issuance costs	$ 100,000
Gross proceeds from converted debt conversion	$ 10,000,000
Converted percentage of IPO price	50.00%
Common stock warrants issued | shares	5
Convertible Debt 2019 Regulation D Offering | Promissory note
Debt Instrument
Debt instrument term			36 months
Debt conversion share price triggering conversion | $ / shares			$ 219
Debt conversion based on value of the principle | item			2
Valuation cap			$ 9,000,000